Consolidated Balance Sheets (Parenthetical) - $ / shares None in scaling factor is -9223372036854775296	May. 31, 2015	May. 31, 2014
Common stock, par value
Common stock, shares authorized	200,000,000	100,000,000
Common stock, shares issued	63,644,348	55,753,311
Common stock, shares outstanding	63,644,348	55,753,311
Series B Convertible Preferred Stock
Series B Convertible preferred stock, par value
Series B Convertible preferred stock, shares authorized	400,000	400,000
Series B Convertible preferred stock, shares issued	95,100	95,100
Series B Convertible preferred stock, shares outstanding	95,100	95,100